S000089994 [Member] Expense Example - Russell Investments Global Infrastructure ETF - Russell Investments Global Infrastructure ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189